U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer: The CountryBaskets Index Fund, Inc. 31 West 52nd Street, New York, NY 10019

2.       Name of each series or class of funds for which this notice is filed:

         The Australia Index Series
         The France Index Series
         The Germany Index Series
         Series The Hong Kong Index Series
         The Italy Index Series
         The Japan Index Series
         The South Africa Index Series
         The UK Index Series
         The US Index Series

3.       Investment Company Act File Number:  811-8734

         Securities Act File Number:  33-85710

4.       Last day of fiscal year for which this notice is filed:       10/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): NA

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  None

9. Number and aggregate sale price of securities sold during the fiscal year:

                                    SHARES              SALE PRICE

                                  8,603,469            $280,248,875

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                    SHARES              SALE PRICE

                                  8,603,469            $280,248,875

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): None

12.      Calculation of registration fee:


(i)         Aggregate sale price of securities sold during the
            fiscal year in reliance on rule 24f-2
            (from Item 10):                                        $ 280,248,875

(ii)        Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11 if           +           0
            applicable):

(iii)       Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):                -  43,267,804

(iv)        Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing fees
            pursuant to rule 24e-2 (if applicable):                +           0

(v)         Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [ line (i), plus line (ii), less line (iii), plus        236,981,071
            line (iv) (if applicable)]

(vi)        Multiplier prescribed by Section 6(b) of the Securities
            Act of 1933 or other applicable law or regulation (see
            Instruction C.6):                                      x  1/33 of 1%

(vii)       Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                   $   71,812.45



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13.        Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules
           of Informal and Other Procedures (17 CFR 202.3a).                 [X]

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                               December 30, 1996
                                                               -----------------



                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)
                                /s/ Joseph Cheung
                                    Treasurer
Date:    December 27, 1996



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                                 Exhibit Index.



Exhibit    Description
-------    -----------

  99       Opinion Letter from Sullivan & Cromwell